UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
November 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.0%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.5%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000	1,688,048
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000	990,730
Arizona--1.5%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,130,080
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,750,000	3,653,100
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,819,340
Arkansas--.2%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,071,914
California--11.0%
California,
Economic Recovery Bonds	5.00	7/1/20	3,000,000	3,744,570
California,
GO	5.25	10/1/16	295,000	299,870
California,

GO (Various Purpose)	5.25	3/1/30	2,500,000		3,050,650
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000		8,185,792
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,414,910
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,801,720
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,000,000		5,824,300
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		2,036,792
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	a	1,169,458
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	a	1,137,360
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		3,125,200
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000		4,311,965
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	a	900,855
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	a	2,290,667
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,359,320
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,367,240
San Diego County Regional
Transportation Commission,

Sales Tax Revenue	5.00	4/1/20	1,000,000		1,275,750
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,996,877
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/13	1,425,000	b	1,472,837
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal
Corp.)	0.00	9/1/21	1,615,000	a	1,212,913
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,488,580
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000		1,783,886
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	9/1/16	800,000		804,664
Colorado--1.7%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		529,000
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		628,584
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,250,240
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000		1,459,272
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,127,020
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance

Guarantee Corp.)	5.50	9/1/24	2,000,000	2,189,440
Metro Wastewater Reclamation
District, Sewer Improvement
Revenue	5.00	4/1/17	2,000,000	2,372,780
Delaware--.5%
Delaware,
GO	5.00	10/1/16	2,500,000	2,930,550
District of Columbia--1.0%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/35	4,000,000	4,662,600
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Revenue	5.13	7/1/32	1,000,000	1,160,780
Florida--6.1%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,984,177
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/36	1,800,000	1,908,990
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,522,660
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000	1,461,021
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,000,000	2,350,020
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	3,535,000	4,253,171
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,080,860

Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000		4,030,631
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000		2,026,133
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000		1,409,363
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		3,080,884
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.28	11/15/23	2,000,000	c	1,840,000
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,129,420
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000		1,860,716
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC) (Prerefunded)	5.38	12/1/12	1,525,000	b	1,525,214
Georgia--4.9%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000		6,185,450
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000		2,070,385
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,495,620

Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project)	6.25	6/15/34	3,895,000	4,744,383
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	2,000,000	2,312,240
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	2,875,000	3,255,075
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000	6,260,850
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/32	1,240,000	1,379,450
Idaho--1.7%
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,722,576
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000	3,065,525
Illinois--8.0%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	2,400,000	2,665,824
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	3,580,000	4,180,617
Chicago,

GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,713,775
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000	2,868,550
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.10	3/1/28	3,500,000	3,986,920
Illinois,
GO	5.00	1/1/16	2,850,000	3,175,755
Illinois,
GO	5.00	8/1/24	1,000,000	1,177,500
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000	855,232
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000	570,695
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,000,000	1,112,050
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/16	2,200,000	2,456,256
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	6,766,740
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	3,500,000	4,030,005
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	3,100,000	3,791,920
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement

Revenue	6.00	6/1/28	3,600,000	4,437,180
Kansas--.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,635,750
Kentucky--.2%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,000,000	1,039,030
Louisiana--1.0%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,980,100
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,432,560
Maine--.3%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,250,000	1,626,100
Maryland--2.8%
Howard County,
Consolidated Public
Improvement Project GO	5.00	8/15/17	2,000,000	2,408,440
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,554,285
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/20	2,500,000	3,157,775
Maryland Community Development
Administration, Department of
Housing and Community

Development, Housing Revenue	5.95	7/1/23	520,000		521,066
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	4,700,000		6,070,097
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/21	1,500,000		1,879,440
Massachusetts--3.3%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,865,500
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,552,275
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000		2,774,250
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		2,110,937
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/42	2,500,000		2,996,975
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/23	2,000,000		2,478,280
Michigan--11.2%
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000	a	7,900,320
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000	a	887,424
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000		1,903,860
Detroit,
Sewage Disposal System Senior

Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000		1,277,050
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,115,000		981,390
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		1,003,323
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,273,330
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	2,500,000		2,789,950
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	a	5,633,470
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	3,000,000		3,248,790
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000		5,152,616
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000		3,081,650
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		3,044,950
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/22	7,500,000		8,570,400
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000		3,079,794
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,765,320

Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000		4,371,846
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	1,500,000		1,623,990
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/22	3,000,000		3,582,690
Mississippi--.3%
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC) (Prerefunded)	5.00	11/1/14	1,315,000	b	1,432,351
Missouri--1.0%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/19	2,500,000		3,162,725
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	285,000		285,869
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	475,000		485,065
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC) (Prerefunded)	5.00	2/15/16	1,265,000	b	1,444,554
Nevada--.5%
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged

Revenues)	5.00	6/1/42	2,500,000	2,948,125
New Jersey--1.6%
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/19	3,000,000	3,767,340
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	1,250,000	1,542,750
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	77,094
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	100,000	116,489
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,455,000	1,447,783
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,140,000	2,072,098
New York--5.7%
Long Island Power Authority,
Electric System General Revenue 6.00		5/1/33	5,000,000	6,303,950
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000	2,231,488
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000	2,994,325
New York City,
GO	5.00	8/1/28	1,000,000	1,209,670
New York City,
GO	5.00	10/1/36	2,500,000	2,978,475
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000	2,970,600
New York City Transitional Finance
Authority, Future Tax Secured

Subordinate Revenue	5.00	11/1/18	2,500,000		3,084,025
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,767,700
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	3,260,000		3,855,406
New York State Urban Develpoment
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	2,135,000		2,524,936
North Carolina--3.3%
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		2,126,979
Durham County,
GO Public Improvement Bonds
(Prerefunded)	5.00	6/1/16	1,000,000	b	1,154,550
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,125,490
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,329,340
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000		1,191,648
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina)	6.25	12/1/33	2,250,000		2,761,943
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	a	2,772,932
North Carolina Medical Care

Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13	1,000,000	b	1,046,900
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/34	1,000,000		1,187,400
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000		1,125,470
Raleigh,
Combined Enterprise System
Revenue	5.00	3/1/31	1,175,000		1,314,602
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000		1,191,820
Ohio--1.6%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	1,500,000		1,706,445
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000		1,289,736
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000		2,173,240
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,345,000		2,379,331
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,100,000		1,368,334
Oklahoma--.2%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000		1,244,448

Oregon--.6%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,769,978
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000	1,789,650
Pennsylvania--5.7%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000	3,191,006
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000	2,117,980
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/15/17	4,000,000	4,324,360
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	1,144,140
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/22	3,000,000	3,441,900
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000	1,660,050
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	3,064,825
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000	2,623,705
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,730,000	2,106,500

Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	270,000	b	339,779
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	3,360,000		3,995,813
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000		4,249,070
South Carolina--1.1%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	2,500,000		3,194,850
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,942,625
Tennessee--.5%
Metropolitan Government of
Nashville and Davidson County,
Subordinate Lien Water and
Sewer Revenue	5.00	7/1/17	2,500,000		2,952,675
Texas--8.1%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000		2,263,787
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,955,000		1,963,661
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/35	3,000,000		3,471,570
Dallas Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	2/15/23	5,500,000		6,935,830
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC) (Prerefunded)	5.25	8/15/13	1,295,000	b	1,340,985

Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC) (Prerefunded)	5.25	2/1/13	1,000,000	b	1,008,560
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	3,900,000	a	1,595,412
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	2,860,000	a	1,102,444
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,459,380
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	2,325,000	a	1,147,852
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	0.00	8/15/15	2,350,000	a,b	1,185,575
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/40	2,500,000		2,972,975
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,488,054
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.63	1/1/33	5,000,000		5,863,050
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty

Municipal Corp.)	5.75	1/1/40	1,500,000		1,768,725
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,133,015
San Antonio,
Electric and Gas Systems
Revenue	5.50	2/1/20	255,000		321,257
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,811,920
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	a	2,167,651
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.00	2/15/13	1,130,000	b	1,141,300
Texas National Research Laboratory
Commission Financing
Corporation, LR
(Superconducting Super
Collider Project)	6.95	12/3/12	190,000		190,036
Virginia--3.8%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)
(Prerefunded)	5.25	10/1/13	1,445,000	b	1,519,287
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000		1,281,160
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,192,160
Dulles Town Center Community
Development Authority, Special

Assessment Revenue (Dulles
Town Center Project)	6.25	3/1/26	2,665,000		2,668,464
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000		1,287,696
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,331,020
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,206,650
Prince William County Industrial
Development Authority,
Educational Facilities Revenue
(The Catholic Diocese of
Arlington)	5.50	10/1/33	1,000,000		1,028,640
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,600,000		1,810,736
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,300,000		1,412,918
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	1,000,000	b	1,127,790
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000	b	248,147
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,395,000		1,589,254
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000		1,145,430

Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	2,000,000	2,522,900
Washington--2.6%
Seattle,
Water System Revenue	5.00	9/1/22	2,700,000	3,522,420
Washington,
GO (Various Purpose)	5.00	7/1/18	2,500,000	3,065,600
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,735,383
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,485,000	4,261,423
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty Municipal
Corp.)	5.50	8/15/24	1,000,000	1,189,900
West Virginia--.5%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000	2,982,850
Wisconsin--1.1%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000	1,004,060
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000	2,485,780
Wisconsin,
GO	4.00	5/1/15	2,500,000	2,714,275
U.S. Related--3.6%
Guam Waterworks Authority,
Water and Wastewater System

Revenue	5.88	7/1/35	2,000,000		2,072,260
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000		1,452,023
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,750,000		1,814,960
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000	b	1,118,360
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	1,000,000		1,165,950
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	1,500,000		2,218,080
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,860,000		8,926,838
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,000,000		1,179,290
Total Long-Term Municipal Investments
(cost $489,660,585)					550,435,585
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.7%	Rate (%)	Date	Amount ($)		Value ($)
California--.2%
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.14	12/3/12	1,400,000	d	1,400,000
Massachusetts--.1%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Stonehill
College Issue) (LOC; JPMorgan
Chase Bank)	0.18	12/3/12	300,000	d	300,000

New York--.4%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	12/3/12	100,000	d	100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	12/3/12	400,000	d	400,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	12/3/12	200,000	d	200,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.17	12/3/12	1,600,000	d	1,600,000
Total Short-Term Municipal Investments
(cost $4,000,000)					4,000,000
Total Investments (cost $493,660,585)			98.7%		554,435,585
Cash and Receivables (Net)			1.3%		7,438,875
Net Assets			100.0%		561,874,460

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Variable rate security--interest rate subject to periodic change.
d	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2012, net unrealized appreciation on investments was $60,775,000 of which $61,102,338 related to appreciated investment securities and $327,338 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue

SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

					Unrealized
Notional		Reference	Base Index	Detemination	Appreciation
Amount	Counterparty	Entity	Value	Date	(Depreciation) ($)
		Forward Rate Agreement,
		Municipal Market Data General
23,375,000	Citibank	Obligation, 2023, AAA Index [a]	1.86	2/5/2013	617,216
		Forward Rate Agreement,
		Municipal Market Data General
14,600,000	Citibank	Obligation, 2033, AAA Index [a]	2.63	2/5/2013	(740,902)

Gross Unrealized Appreciation					617,216
Gross Unrealized Depreciation					(740,902)

a The fund will receive a payment from the counterparty if the value of the reference index is less than the base index value on the determination date. The fund will make a payment to the counterparty if the value of the reference index is greater than the base index value on the determination date.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	552,595,585	1,840,000	554,435,585
Other Financial Instruments:
Swaps+	-	617,216	-	617,216
Liabilities ($)
Other Financial Instruments:
Swaps+	-	(740,902)	-	(740,902)
+Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Municipal Money Market Fund
November 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--3.3%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.19	12/3/12	2,000,000	a	2,000,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.20	12/3/12	1,000,000	a	1,000,000

California--7.3%
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	0.24	12/7/12	2,515,000	a	2,515,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling
Corporation Project) (LOC;
Comerica Bank)	0.24	12/7/12	2,070,000	a	2,070,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	12/13/12	2,000,000		2,000,000

Florida--5.4%
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.20	1/29/13	4,000,000		4,000,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.28	12/7/12	900,000	a	900,000

Illinois--3.3%

Deutsche Bank Spears/Lifers Trust
(Series DB-483) (Northern
Illinois Municipal Power
Agency, Power Project Revenue
(Prairie State Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.20	12/7/12	3,000,000	a,b,c	3,000,000

Iowa--5.5%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.22	12/7/12	5,000,000	a	5,000,000

Louisiana--6.8%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.31	12/7/12	2,800,000	a	2,800,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.17	12/3/12	3,300,000	a	3,300,000

Maryland--1.5%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.41	12/7/12	1,330,000	a	1,330,000

Massachusetts--2.2%
Beverly,
GO Notes, BAN	1.00	12/18/12	2,000,000		2,000,748

Minnesota--3.3%
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.36	12/7/12	3,020,000	a	3,020,000

Mississippi--1.7%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.

Project)	0.17	12/3/12	1,500,000	a	1,500,000

Nevada--3.4%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/13	3,000,000		3,027,432

New Hampshire--1.1%
New Hampshire Business Finance
Authority, Industrial Facility
Revenue (Luminescent Systems,
Inc. Issue) (LOC; HSBC Bank
USA)	0.40	12/7/12	1,000,000	a	1,000,000

New Jersey--2.2%
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	1,000,000		1,001,260
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	1,000,000		1,000,910

New York--2.1%
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties - Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.22	12/7/12	1,925,000	a	1,925,000

North Carolina--.2%
North Carolina,
GO Notes (Public Improvement)	5.25	3/1/13	200,000		202,421

Ohio--1.1%
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	1,000,000		1,004,260

Pennsylvania--15.2%
Jackson Township Industrial
Development Authority, Revenue

(Regupol America LLC Project)
(LOC; PNC Bank NA)	0.20	12/7/12	1,850,000	a	1,850,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.31	12/7/12	5,000,000	a	5,000,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.38	12/7/12	2,000,000	a	2,000,000
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Commonwealth LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.29	12/7/12	4,800,000	a	4,800,000

South Carolina--.5%
Richland County School District
Number 1, GO Notes	4.75	3/1/13	475,000		480,138

Tennessee--6.8%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.24	12/7/12	2,010,000	a	2,010,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.24	12/7/12	4,100,000	a	4,100,000

Texas--13.8%
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.25	1/24/13	3,900,000		3,900,000
Harris County Cultural Education
Facilities Finance

Corporation, Medical
Facilities Mortgage Revenue,
Refunding (Baylor College of
Medicine) (LOC; Barclays Bank
PLC)	0.17	12/7/12	4,000,000	a	4,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/27/12	2,900,000		2,900,000
Texas,
TRAN	2.50	8/30/13	1,500,000		1,525,422

Virginia--1.7%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.25	12/7/12	1,565,000	a	1,565,000

Washington--2.5%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.33	12/7/12	2,215,000	a	2,215,000

Wisconsin--9.1%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo
Bank)	0.38	12/7/12	2,345,000	a	2,345,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)
(LOC; JPMorgan Chase Bank)	0.27	2/5/13	3,000,000		3,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.25	12/7/12	2,880,000	a	2,880,000

Total Investments (cost $90,167,591)	100.0%	90,167,591
Cash and Receivables (Net)	.0%	9,409
Net Assets	100.0%	90,177,000

a Variable rate demand note - rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, this security amounted to $3,000,000 or 3.3% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts

PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	90,167,591
Level 3 - Significant Unobservable Inputs	-
Total	90,167,591

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.0%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,500,000		1,815,105
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	2,500,000		2,502,925
Alaska--2.1%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	1,000,000		906,210
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	4,150,000		3,538,000
Arizona--5.5%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000		3,737,790
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,623,940
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000		2,922,480
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,000,000		2,413,680
California--6.4%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000		2,572,200
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000		1,228,540
California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000		1,165,940
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000		1,184,489
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	3,035,000	a	132,994
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,202,400
San Buenaventura,

Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,894,935
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,253,900
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		1,916,926
Connecticut--1.4%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,797,330
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,237,322
Florida--6.1%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	1,000,000		1,197,110
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	1,000,000	b	1,106,460
Miami-Dade County,
Subordinate Special Obligation
Revenue	5.00	10/1/37	2,000,000		2,293,460
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,978,530
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/20	1,000,000		1,275,650
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/18	1,025,000		1,237,595
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	c	1,079,920
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,823,550
Georgia--2.0%
Atlanta,
Airport General Revenue	5.00	1/1/27	2,000,000		2,334,480
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000		1,880,940
Hawaii--.7%

Kuakini Health System,
Special Purpose Revenue	6.38	7/1/32	1,500,000		1,501,275
Illinois--6.3%
Chicago
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	1,240,000		1,490,381
Harvey,
GO	5.63	12/1/32	4,000,000		4,004,320
Illinois,
GO	5.00	8/1/24	1,000,000		1,177,500
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,500,000		1,668,075
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/20	2,215,000		2,637,401
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	1,000,000		1,232,550
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.50	4/1/31	1,000,000		1,196,580
Indiana--.8%
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/39	1,500,000		1,595,655
Iowa--.5%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		979,210
Kansas--.7%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	470,000		494,858
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	925,000		998,722
Louisiana--3.6%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	c	1,948,017
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,702,545
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	b	3,983,560
Maine--.9%
Maine Health and Higher

Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,500,000	1,951,320
Maryland--1.6%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	3,000,000	3,315,210
Massachusetts--1.8%
Boston,
GO	5.00	4/1/22	2,000,000	2,630,080
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	1,000,000	1,242,080
Michigan--8.5%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,974,939
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000	1,915,575
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000	1,089,090
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	1,000,000	1,115,980
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	2,107,840
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000	1,826,970
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/19	1,300,000	1,548,768
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,485,000	3,485,488
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	2,000,000	2,609,400
Minnesota--.9%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000	1,878,048
Mississippi--.5%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	1,075,000	1,134,759
Nebraska--1.1%
Nebraska Public Power District,

General Revenue	5.00	1/1/33	2,000,000		2,399,620
New Jersey--5.9%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	1,000,000		1,051,520
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000		1,517,656
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.13	9/15/23	1,000,000		1,026,630
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.25	12/15/22	1,545,000		1,990,006
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	980,000		975,139
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	a	195,120
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		5,752,874
New Mexico--1.4%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,528,878
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	380,000		403,397
New York--4.2%
New York City,
GO	5.00	8/1/20	1,500,000		1,908,615
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000	c	1,056,950
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000		4,487,400
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,500,000		1,532,040
North Carolina--.5%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage

Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000	1,119,650
Ohio--2.3%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	3,635,000	3,242,311
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	6.00	12/1/42	1,500,000	1,640,415
Oregon--.5%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000	1,061,900
Pennsylvania--3.8%
Allegheny County Hospital
Development Authority, Health
System Revenue (West Penn
Allegheny Health System)	5.38	11/15/40	2,000,000	1,356,240
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,020,000	1,080,170
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	2,000,000	2,304,720
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(American Health
Foundation/Montgomery, Inc.
Project)	6.88	4/1/36	2,000,000	2,157,280
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000	1,168,840
Texas--10.3%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Insured;
XLCA)	5.25	1/1/18	1,000,000	1,114,400
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	1,166,350
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	2,500,000	2,774,000
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	1,000,000	1,001,940

Gulf Coast Industrial Development
Authority, SWDR (CITGO
Petroleum Corporation Project)	4.88	5/1/25	1,000,000	1,029,480
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000	1,672,650
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/19	1,000,000	1,260,020
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/31	1,000,000	1,119,800
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000	2,652,300
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,175,000	1,385,501
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	4,122,133
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	2,325,307
Vermont--.5%
Burlington,
Airport Revenue	3.50	7/1/18	1,000,000	1,000,000
Virginia--3.0%
Virginia Beach,
Public Improvement GO	5.00	4/1/22	2,500,000	3,267,200
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	2,675,000	3,048,938
Washington--4.3%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,420,000	1,367,829
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,459,110
Seattle,
Water System Revenue	5.00	9/1/24	2,580,000	3,307,947
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,653,828
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,229,412

West Virginia--1.4%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000		2,982,850
Wisconsin--1.8%
Public Finance Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/42	2,500,000		2,555,300
Wisconsin,
GO	5.00	5/1/22	1,000,000		1,278,760
Multi State--.6%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	b	1,200,060
U.S. Related--4.3%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	1,765,000		1,882,002
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,000,000		1,086,170
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	1,500,000		1,534,935
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000		2,331,900
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		2,271,460
Total Long-Term Municipal Investments
(cost $192,715,043)					207,729,950
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)		Value ($)
California--.3%
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.14	12/3/12	700,000	e	700,000
New York--.8%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	12/3/12	100,000	e	100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	12/3/12	1,300,000	e	1,300,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	12/3/12	300,000	e	300,000
Total Short-Term Municipal Investments
(cost $2,400,000)					2,400,000
Total Investments (cost $195,115,043)			99.3%		210,129,950
Cash and Receivables (Net)			.7%		1,449,912
Net Assets			100.0%		211,579,862

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities were valued at $8,594,800 or 4.1% of net assets.
c Non-income producing--security in default.
d Collateral for floating rate borrowings.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2012, net unrealized appreciation on investments was $15,014,907 of which $22,751,474 related to appreciated investment securities and $7,736,567 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	209,050,030	1,079,920	210,129,950

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)